UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C.  20549

		FORM 24F-2
		Annual Notice of  Securities Sold
		Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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1.	Name and address of issuer:
		AQR Funds
		Two Greenwich Plaza
		Greenwich, CT 06830
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

		AQR Global Equity Fund
		AQR International Equity Fund
		AQR International Momentum Style Fund
		AQR Large Cap Momentum Style Fund
		AQR Small Cap Momentum Style Fund
		AQR TM International Momentum Style Fund
		AQR TM Large Cap Momentum Style Fund
		AQR TM Small  Cap Momentum Style Fund
		AQR Large Cap Defensive Style Fund
		AQR International Defensive Style Fund
		AQR Emerging Defensive Style Fund
		AQR Large Cap Multi-Style Fund
		AQR Small Cap Multi-Style Fund
		AQR International Multi-Style Fund
		AQR Emerging Multi-Style Fund
		AQR TM Large Cap Multi-Style Fund
		AQR TM Small Cap Multi-Style Fund
		AQR TM International Multi-Style Fund
		AQR TM Emerging Multi-Style Fund
		AQR Small Cap Relaxed Constraint Equity Fund
		AQR Large Cap Relaxed Constraint Equity Fund
		AQR International Relaxed Constraint Equity Fund AQR Emerging Relaxed Constraint Equity Fund
		AQR Core Plus Bond Fund


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3.	Investment Company Act File Number:		811-22235

	Securities Act File Number:			333-153445

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4(a).	Last day of the fiscal year for which this notice is filed:
		"September 30, 2020"

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4(b).	[ ]  Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).	[ ]  Check box if this is the last time the issuer will be
	filing this Form.
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5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

				                       $5,109,553,416
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	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

				                       $5,741,505,917
				                     ------------------

	(iii) Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	"earlier than October 11, 1995 that were not"
	previously used to reduce registration fees payable
	to the Commission:
				                                   $0
				                       ----------------


	(iv) Total available redemption credits
	      [Add items 5(ii) and 5(iii)]:

			                  -	        $5,741,505,917
				                      ------------------
	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	      [subtract Item 5(iv) from Item 5(i) ]

				                                    $0
				                      ------------------

	(vi) Redemption credits available for use in future years
	-if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:
				                        ($631,952,501)
				                     -------------------

	(vii) Multiplier for determining registration fee (See
	Instruction C.9):
				                          0.0001091
				                      ------------------

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
	        (enter "0" if no fee is due):

			                          =	         $0.00
				                      -------------------

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6.	Prepaid shares
	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .


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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

			                          +	          $0
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

			                          =	        $0.00
				                     -----------------
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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:
	12/16/2020

	Method of Delivery:
		[ ] Wire Transfer
		[ ] Mail or other means


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	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                                         /s/Heather Bonner
By (Signature and Title)*    Heather Bonner, Chief Financial Officer


	Date: 	12/16/2020
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	*Please print the name and title of the signing officer below the signature.